Financial Instruments - Impact of Changes in Fair Value of Fair Value Hedges and Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense | Fair Value Hedges | Interest rate contracts
Fair Value Hedges
Interest rate derivatives	$ (47)	$ 31	$ 31
Other, Net | Foreign exchange contracts | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts	$ (78)	$ 86	$ (73)